The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries (Details) - USD ($) $ in Millions	Oct. 30, 2025	Oct. 07, 2025
Uruguay Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets (excluding goodwill)		$ 203
Property, plant and equipment		120
Right of use assets		82
Other non-current assets		9
Current assets (excluding cash)		43
Trade receivables		24
Cash and cash equivalents		53
Total assets acquired		534
Lease liabilities		82
Other debt and financing		200
Other liabilities		78
Total liabilities assumed		360
Identifiable assets acquired (liabilities assumed)		174
Purchase consideration		301
Provisional goodwill arising on acquisition		$ 127
Ecuador Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets (excluding goodwill)	$ 216
Property, plant and equipment	269
Right of use assets	233
Other non-current assets	20
Current assets (excluding cash)	110
Trade receivables	32
Cash and cash equivalents	83
Total assets acquired	963
Lease liabilities	231
Other debt and financing	85
Other liabilities	267
Total liabilities assumed	583
Identifiable assets acquired (liabilities assumed)	380
Purchase consideration	380
Provisional goodwill arising on acquisition	$ 0